Nature of the Organization and Business	12 Months Ended
Jun. 30, 2024
Nature of the Organization and Business [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

1 — NATURE OF THE ORGANIZATION AND BUSINESS

Zhibao Technology Inc. (the “Company” or “Zhibao”) was incorporated on January 11, 2023, under the laws of the Cayman Islands as an exempted company with limited liability. The Company commenced operations in November 2015, through its a wholly owned subsidiary Zhibao Technology Co., Ltd., (“Zhibao China”), which is a limited liability company established under the laws of the PRC. Zhibao China and its subsidiaries (collectively known as “Zhibao China Group”) are primarily engaged providing in digital insurance brokerage services to end customers.

The accompanying consolidated financial statements reflect the activities of Zhibao and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
Zhibao	January 11, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of Zhibao
Zhibao Technology Holdings Limited (“Zhibao BVI”)	January 12, 2023	British Virgin Islands	100	Investment holding
Zhibao Technology Limited (“Zhibao HK”)	January 19, 2023	Hong Kong	100	Investment holding
Zhibao China	November 24, 2015	PRC	100	Managing general underwriter (“MGU”) services
Shanghai Anyi Network Technology Co., Ltd. (“Shanghai Anyi”)	September 18, 2015	PRC	100	R&D services
Sunshine Insurance Brokerss (Shanghai) Co., Ltd. (“Sunshine Insurance Brokers”)	November 17, 2011	PRC	100	Digital insurance brokerage services and offline insurance brokerage consulting services
Shanghai Zhibao Health Management Co., Ltd. (“Zhibao Health”)	November 16, 2022	PRC	100	Healthcare services

Initial public offering (“IPO”)

On April 3, 2024, the Company closed its IPO of 1,500,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for aggregate gross proceeds of $6,000,000, before deducting underwriting discounts and offering expenses. The Class A ordinary shares began trading on the Nasdaq Capital Market on April 2, 2024 under the symbol “ZBAO”.

On May 14, 2024, the Company issued an additional 23,765 Class A ordinary shares of the Company pursuant to the partial exercise of the underwriters’ over-allotment option in connection with the Company’s initial public offering at $4.00 per share, resulting in additional gross proceeds of $95,060.

Reorganization

On February 16, 2023, Zhibao, through its wholly owned subsidiary Zhibao HK, entered into an equity transfer agreement with the shareholders of Zhibao China. Pursuant to the equity transfer agreement, each of the shareholders of Zhibao China transferred to Zhibao their respective equity interests in Zhibao China (“Equity Transfer”). Upon completion of the Equity Transfer, Zhibao China became a direct wholly-owned subsidiary of Zhibao.

On March 10, 2023, Zhibao completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of Zhibao China prior to the reorganization. Zhibao, Zhibao BVI, Zhibao HK were established as holding companies of Zhibao China and its subsidiaries, and all of these entities are under common control which results in the consolidation of Zhibao China and its subsidiaries, which have been accounted for as a reorganization of entities under common control at carrying value.

In March 2023, four preferred shareholders of Zhibao China surrendered their equity interest in Zhibao China. In April 2023, three of the four preferred shareholders determined to contribute the cash consideration to be received from Zhibao China in return for their equity surrender to Zhibao directly. In May 2023, Zhibao issued an aggregate of 2,287,360 ordinary shares to the three investors.

Reclassification of Class A and Class B ordinary Shares

On December 12, 2023, the shareholders of the Company passed a resolution to reclassify 5,605,564 ordinary shares held by three shareholders into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the Class B shareholders are controlled by Mr. Botao Ma, the founder and Chief Executive Officer of the Company.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However Each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty (20) votes on any resolutions.

The Company believed that it was appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented.

The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the consolidated financial statements.